STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 85.8%
Australia - 2.6%
Australia, Bonds, Ser. 133	AUD	5.50	4/21/2023	2,000,000		1,711,022
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	1,160,000		1,056,140
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	2.25	11/20/2034	2,047,000		1,650,042
					4,417,204
Austria - .7%
ams, Sr. Unscd. Notes	EUR	6.00	7/31/2025	497,000		649,732
CA Immobilien Anlagen, Sr. Unscd. Notes	EUR	0.88	2/5/2027	400,000		481,753
					1,131,485
Azerbaijan - .9%
Azerbaijan, Sr. Unscd. Bonds		5.13	9/1/2029	693,000		782,602
Azerbaijan, Sr. Unscd. Notes		4.75	3/18/2024	734,000		804,504
					1,587,106
Bahrain - .2%
Bahrain, Sr. Unscd. Notes		4.25	1/25/2028	311,000		312,361
Bolivia - .3%
Bolivia, Sr. Unscd. Notes		4.50	3/20/2028	500,000		456,255
British Virgin - .3%
Greenland Global Investment, Gtd. Notes		6.13	4/22/2023	640,000		577,600
Canada - 1.2%
Bank of Montreal, Covered Bonds		2.10	6/15/2022	530,000		543,545
Bombardier, Sr. Unscd. Notes		6.13	1/15/2023	360,000	[b]	361,872
Canada Housing Trust No. 1, Govt. Gtd. Bonds	CAD	2.35	9/15/2023	1,000,000	[b]	824,258
First Quantum Minerals, Gtd. Notes		6.88	3/1/2026	270,000	[b]	281,644
					2,011,319
Cayman Islands - 2.2%
Agile Group Holdings, Sr. Scd. Notes		6.70	3/7/2022	465,000		480,090
Country Garden Holdings, Sr. Scd. Notes		7.13	1/27/2022	460,000		477,792
CSN Islands XI, Gtd. Notes		6.75	1/28/2028	329,000		354,629
Meituan, Sr. Unscd. Notes		3.05	10/28/2030	446,000		464,491
Sable International Finance, Sr. Scd. Notes		5.75	9/7/2027	476,000	[b]	506,047
Shimao Group Holdings, Sr. Scd. Bonds		4.75	7/3/2022	465,000		475,927

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 85.8% (continued)
Cayman Islands - 2.2% (continued)
Wynn Macau, Sr. Unscd. Notes		5.50	1/15/2026	870,000		899,101
					3,658,077
Colombia - 2.6%
Colombia, Bonds	COP	6.00	4/28/2028	5,526,200,000		1,652,379
Colombia, Bonds	COP	7.00	6/30/2032	5,428,800,000		1,669,708
Colombia, Sr. Unscd. Notes		4.50	3/15/2029	880,000		1,003,042
					4,325,129
Costa Rica - .4%
Costa Rica, Sr. Unscd. Notes		4.25	1/26/2023	700,000		693,007
Czech Republic - 1.1%
Czech Republic, Bonds, Ser. 120	CZK	1.25	2/14/2025	39,050,000		1,857,672
Denmark - .4%
Orsted, Sr. Unscd. Notes	GBP	4.88	1/12/2032	390,000		738,678
Dominican Republic - .6%
Dominican Republic, Sr. Unscd. Bonds		7.45	4/30/2044	420,000		529,410
Dominican Republic, Sr. Unscd. Notes		4.88	9/23/2032	500,000		535,125
					1,064,535
Ecuador - .3%
Ecuador, Sr. Unscd. Notes		0.00	7/31/2030	64,221	[b,c]	27,776
Ecuador, Sr. Unscd. Notes		0.50	7/31/2030	187,110	[b]	100,572
Ecuador, Sr. Unscd. Notes		0.50	7/31/2040	224,730	[b]	98,881
Ecuador, Sr. Unscd. Notes		0.50	7/31/2035	490,347	[b]	225,560
					452,789
Ethiopia - .3%
Ethiopia, Sr. Unscd. Notes		6.63	12/11/2024	600,000		568,500
France - 3.0%
Altice France, Sr. Scd. Bonds	EUR	4.13	1/15/2029	363,000		449,054
Altice France, Sr. Scd. Notes	EUR	3.38	1/15/2028	143,000		172,594
Banijay Entertainment, Sr. Scd. Bonds	EUR	3.50	3/1/2025	694,000		837,420
BNP Paribas, Jr. Sub. Notes		7.38	8/19/2025	750,000	[d]	866,950
Covivio, Sr. Unscd. Notes	EUR	1.63	6/23/2030	700,000		918,012
Electricite de France, Jr. Sub. Notes	GBP	6.00	1/29/2026	100,000	[d]	155,906
Loxam, Sr. Scd. Notes	EUR	2.88	4/15/2026	580,000		695,410
Societe Generale, Jr. Sub. Bonds		7.88	12/18/2023	600,000	[d]	660,378
Societe Generale, Jr. Sub. Notes	EUR	6.75	4/7/2021	243,000	[d]	297,647
					5,053,371
Germany - 1.3%
HELLA GmbH & Co., Sr. Unscd. Notes	EUR	1.00	5/17/2024	388,000		485,421
Infineon Technologies, Jr. Sub. Bonds	EUR	3.63	4/1/2028	200,000	[d]	263,134
Infineon Technologies, Jr. Sub. Notes	EUR	2.88	4/1/2025	300,000	[d]	377,007

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 85.8% (continued)
Germany - 1.3% (continued)
KION Group, Sr. Unscd. Notes	EUR	1.63	9/24/2025	300,000		378,023
Peach Property Finance, Sr. Unscd. Notes	EUR	4.38	11/15/2025	396,000		497,205
Vertical Midco, Sr. Scd. Bonds	EUR	4.38	7/15/2027	163,000		207,427
					2,208,217
India - .7%
GMR Hyderabad International Airport, Sr. Scd. Notes		4.25	10/27/2027	401,000		391,128
Housing Development Finance, Sr. Unscd. Notes	INR	8.22	3/28/2022	30,000,000		421,637
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	20,000,000		278,662
					1,091,427
Indonesia - 1.9%
Indonesia, Bonds, Ser. FR81	IDR	6.50	6/15/2025	27,535,000,000		2,051,662
Indonesia, Sr. Unscd. Notes		5.88	1/15/2024	1,050,000		1,199,599
					3,251,261
Ireland - 1.0%
Bank of Ireland Group, Jr. Sub. Notes	EUR	7.50	11/19/2025	280,000	[d]	391,206
Silverback Finance, Sr. Scd. Bonds	EUR	3.13	2/25/2037	428,942		545,543
Virgin Media Vendor Financing Notes III, Gtd. Bonds	GBP	4.88	7/15/2028	530,000		747,965
					1,684,714
Italy - 3.6%
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	325,000	[b,d]	365,625
Italy Buoni Poliennali del Tesoro, Sr. Unscd. Bonds	EUR	5.00	8/1/2034	1,930,000	[b]	3,562,096
Telecom Italia, Sr. Unscd. Notes		5.30	5/30/2024	800,000	[b]	870,392
UniCredit, Jr. Sub. Bonds		8.00	6/3/2024	560,000	[d]	604,725
UniCredit, Jr. Sub. Notes	EUR	3.88	6/3/2027	600,000	[d]	649,383
					6,052,221
Japan - 1.0%
Japan, Bonds, Ser. 23	JPY	0.10	3/10/2028	173,965,500	[e]	1,676,958
Jersey - .2%
CPUK Finance, Scd. Bonds	GBP	4.25	8/28/2022	218,750		299,937
Luxembourg - 4.0%
4Finance, Gtd. Notes		10.75	5/1/2022	200,000		166,738
Adler Group, Sr. Unscd. Notes	EUR	3.25	8/5/2025	300,000		378,269
Altice Financing, Sr. Scd. Bonds	EUR	3.00	1/15/2028	340,000		394,122
AnaCap Financial Europe, Sr. Scd. Notes, 3 Month EURIBOR +5.00% @ Floor	EUR	5.00	8/1/2024	400,000	[f]	433,089
B&M European Value Retail, Sr. Scd. Notes	GBP	3.63	7/15/2025	125,000		177,701

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 85.8% (continued)
Luxembourg - 4.0% (continued)
Cbre Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund, Sr. Unscd. Notes	EUR	0.50	1/27/2028	294,000		356,673
Cirsa Finance International, Sr. Scd. Bonds	EUR	4.75	5/22/2025	332,000		386,015
DH Europe Finance II, Gtd. Bonds	EUR	0.45	3/18/2028	293,000		360,320
DH Europe Finance II, Gtd. Notes		2.20	11/15/2024	111,000		117,703
Holcim Finance Luxembourg, Gtd. Bonds	EUR	0.50	4/23/2031	582,000		708,447
Matterhorn Telecom, Sr. Scd. Notes	EUR	3.13	9/15/2026	339,000		409,083
Millicom International Cellular, Sr. Unscd. Notes		6.63	10/15/2026	220,000		236,772
Prologis International Funding II, Gtd. Notes	EUR	1.63	6/17/2032	126,000		172,157
Richemont International Holding, Gtd. Notes	EUR	0.75	5/26/2028	508,000		650,380
SELP Finance, Gtd. Bonds	EUR	1.25	10/25/2023	535,000		670,705
SIG Combibloc PurchaseCo, Gtd. Notes	EUR	1.88	6/18/2023	333,000		419,000
Summer BC Holdco B, Sr. Scd. Bonds	EUR	5.75	10/31/2026	536,000		680,612
					6,717,786
Malaysia - 1.4%
Malaysia, Bonds, Ser. 419	MYR	3.83	7/5/2034	8,740,000		2,277,759
Mexico - 2.7%
Cemex, Sr. Scd. Notes		3.88	7/11/2031	600,000		601,650
Cemex, Sr. Scd. Notes		5.70	1/11/2025	202,000		206,772
Mexican Bonos, Bonds, Ser. M20	MXN	7.50	6/3/2027	23,520,000		1,312,985
Mexican Bonos, Sr. Unscd. Bonds, Ser. M20	MXN	8.50	5/31/2029	30,384,100		1,810,803
Sigma Alimentos, Gtd. Bonds	EUR	2.63	2/7/2024	536,000		692,642
					4,624,852
Mongolia - .6%
Mongolia, Sr. Unscd. Bonds		5.13	4/7/2026	930,000		997,265
Netherlands - 4.4%
IHS Netherlands Holdco, Gtd. Notes		7.13	3/18/2025	402,000		422,602
ING Groep, Jr. Sub. Bonds		6.75	4/16/2024	850,000	[d]	922,687
IPD 3, Sr. Scd. Notes	EUR	5.50	12/1/2025	144,000		180,126
Linde Finance, Gtd. Notes	EUR	0.25	5/19/2027	600,000		742,078
Petrobras Global Finance, Gtd. Notes		6.90	3/19/2049	553,000		666,376
Reckitt Benckiser Treasury Services Nederland, Gtd. Notes	EUR	0.38	5/19/2026	520,000		646,874
Sigma Finance Netherlands, Gtd. Notes		4.88	3/27/2028	400,000		463,204
Telefonica Europe, Gtd. Notes	EUR	4.38	3/14/2025	400,000	[d]	525,690

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 85.8% (continued)
Netherlands - 4.4% (continued)
United Group, Sr. Scd. Notes	EUR	4.88	7/1/2024	137,000		170,099
United Group, Sr. Scd. Notes, 3 Month EURIBOR +4.13% @ Floor	EUR	4.13	5/15/2025	190,000	[f]	230,630
Volkswagen International Finance, Gtd. Notes	EUR	3.88	6/17/2029	600,000	[d]	790,021
Vonovia Finance, Gtd. Notes, Ser. DIP	EUR	1.50	3/31/2025	600,000		778,499
Ziggo, Sr. Scd. Notes		5.50	1/15/2027	860,000	[b]	898,055
					7,436,941
New Zealand - 1.1%
New Zealand, Sr. Unscd. Bonds, Ser. 930	NZD	3.00	9/20/2030	1,780,000	[e]	1,886,320
Norway - 3.2%
Adevinta, Sr. Scd. Bonds	EUR	3.00	11/15/2027	100,000		125,206
DNB Boligkreditt, Covered Bonds		2.50	3/28/2022	255,000		261,505
Norway, Bonds, Ser. 479	NOK	1.75	2/17/2027	40,855,000	[b]	5,039,967
					5,426,678
Oman - .2%
Oman, Sr. Unscd. Notes		4.88	2/1/2025	244,000		255,681
Panama - .4%
Carnival, Sr. Scd. Notes		11.50	4/1/2023	640,000	[b]	727,069
Paraguay - 1.2%
Paraguay, Sr. Unscd. Bonds		5.00	4/15/2026	1,730,000		2,012,872
Peru - 2.0%
Peru, Sr. Unscd. Notes	PEN	6.95	8/12/2031	9,510,000		3,361,348
Qatar - .7%
Qatar, Sr. Unscd. Notes		3.40	4/16/2025	1,042,000		1,147,258
Singapore - .4%
Mulhacen, Sr. Scd. Bonds	EUR	6.50	8/1/2023	393,775		297,893
Singapore Airlines, Sr. Unscd. Notes		3.00	7/20/2026	328,000		335,931
					633,824
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	5/24/2022	600,000	[d]	750,429
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	600,000	[d]	760,896
Cellnex Telecom, Sr. Unscd. Notes	EUR	1.88	6/26/2029	600,000		744,136
Spain, Bonds	EUR	5.15	10/31/2028	1,520,000	[b]	2,598,213
					4,853,674
Supranational - 3.9%
Asian Development Bank, Sr. Unscd. Notes	CNY	2.72	1/16/2023	11,000,000		1,719,630
Clarios Global, Sr. Scd. Bonds	EUR	4.38	5/15/2026	330,000		414,270
Delta Air Lines, Sr. Scd. Notes		4.75	10/20/2028	90,000	[b]	99,788
European Bank for Reconstruction & Development, Sr. Unscd. Notes	IDR	6.45	12/13/2022	17,800,000,000		1,311,846

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 85.8% (continued)
Supranational - 3.9% (continued)
Gems Menasa Cayman, Sr. Scd. Notes		7.13	7/31/2026	203,000	[b]	213,096
International Bank for Reconstruction & Development, Sr. Unscd. Notes	GBP	4.88	12/7/2028	870,000		1,597,440
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/2024	81,720,000		1,157,672
					6,513,742
Sweden - 1.2%
Akelius Residential Property, Sub. Notes	EUR	2.25	5/17/2081	640,000		773,884
Heimstaden Bostad, Jr. Sub. Bonds	EUR	2.63	5/1/2027	450,000	[d]	536,413
Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Notes	EUR	2.63	12/14/2025	355,000	[d]	428,100
Verisure Holding, Sr. Scd. Bonds	EUR	3.25	2/15/2027	198,000		241,703
					1,980,100
Switzerland - .9%
Credit Suisse Group, Jr. Sub. Notes		7.25	9/12/2025	570,000	[d]	641,988
UBS, Sub. Notes	EUR	4.75	2/12/2026	235,000		285,536
UBS Group, Jr. Sub. Bonds		5.00	1/31/2023	630,000	[d]	634,620
					1,562,144
Turkey - .5%
Turkey, Bonds	TRY	13.80	10/20/2021	6,100,000		824,977
United Kingdom - 11.4%
Anglian Water Services Financing, Sr. Scd. Notes	GBP	1.63	8/10/2025	435,000		626,217
Coventry Building Society, Sr. Unscd. Notes	GBP	1.00	9/21/2025	640,000		881,356
eG Global Finance, Sr. Scd. Notes	EUR	4.38	2/7/2025	341,000		408,659
Heathrow Finance, Sr. Scd. Notes	GBP	6.25	3/3/2025	551,000		811,668
Iceland Bondco, Sr. Scd. Notes	GBP	4.63	3/15/2025	350,000		482,732
INEOS Quattro Finance 2, Sr. Scd. Bonds	EUR	2.50	1/15/2026	136,000		165,319
Informa, Gtd. Notes	EUR	1.50	7/5/2023	465,000		582,014
Investec, Jr. Sub. Notes	GBP	6.75	12/5/2024	400,000	[d]	552,636
Iron Mountain UK, Gtd. Notes	GBP	3.88	11/15/2025	610,000		849,423
Jerrold Finco, Sr. Scd. Bonds	GBP	4.88	1/15/2026	165,000		224,056
Jerrold Finco, Sr. Scd. Bonds	GBP	5.25	1/15/2027	375,000		510,454
Lloyds Banking Group, Jr. Sub. Bonds	EUR	4.95	6/27/2025	550,000	[d]	720,849
Lloyds Banking Group, Jr. Sub. Notes	GBP	5.13	12/27/2024	560,000	[d]	796,268
Mitchells & Butlers Finance, Scd. Bonds, Ser. B2	GBP	6.01	12/15/2028	332,945		485,655
Motability Operations Group, Gtd. Notes	EUR	1.63	6/9/2023	200,000		253,886
National Express Group, Gtd. Notes	GBP	2.38	11/20/2028	644,000		922,299

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 85.8% (continued)
United Kingdom - 11.4% (continued)
National Express Group, Sub. Notes	GBP	4.25	12/26/2025	160,000	[d]	225,499
Nationwide Building Society, Jr. Sub. Bonds	GBP	5.88	6/20/2025	650,000	[d]	974,091
Natwest Group, Jr. Sub. Notes		6.00	12/29/2025	613,000	[d]	676,599
Pinewood Finance, Sr. Scd. Bonds	GBP	3.25	9/30/2025	509,000		713,830
Saga, Gtd. Bonds	GBP	3.38	5/12/2024	228,000		287,507
Synlab Bondco, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	7/1/2025	330,000	[f]	407,338
TESCO, Sr. Unscd. Notes	GBP	3.32	11/5/2025	100,000	[e]	282,016
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/2040	143,058		270,396
Travis Perkins, Sr. Unscd. Notes	GBP	3.75	2/17/2026	163,000		235,577
Tritax Big Box REIT, Sr. Unscd. Notes	GBP	1.50	11/27/2033	389,000		546,826
UNITE USAF II, Mortgage Backed Notes	GBP	3.37	6/30/2023	500,000		719,994
United Kingdom, Bonds, Ser. 3MO	GBP	0.13	3/22/2026	1,059,557	[e]	1,706,709
Virgin Money UK, Sr. Unscd. Notes	GBP	3.13	6/22/2025	580,000		832,484
Vmed O2 UK Financing I, Sr. Scd. Bonds	GBP	4.00	1/31/2029	273,000		382,935
Vodafone Group, Jr. Sub. Bonds	GBP	4.88	10/3/2078	194,000		290,875
Vodafone Group, Jr. Sub. Notes		7.00	4/4/2079	400,000		497,611
Wagamama Finance, Sr. Scd. Notes	GBP	4.13	7/1/2022	600,000		809,759
					19,133,537
United States - 15.0%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	671,000	[b]	776,481
Apple, Sr. Unscd. Notes		1.13	5/11/2025	684,000		700,305
AT&T, Sr. Unscd. Notes	EUR	1.60	5/19/2028	347,000		455,597
Ball, Gtd. Notes		2.88	8/15/2030	360,000		358,758
Best Buy, Sr. Unscd. Notes		4.45	10/1/2028	398,000		472,081
Brixmor Operating Partnership, Sr. Unscd. Notes		4.05	7/1/2030	608,000		688,925
CCO Holdings, Sr. Unscd. Notes		4.75	3/1/2030	281,000	[b]	299,257
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/2026	718,000	[b]	744,649
Citigroup, Sub. Notes		5.50	9/13/2025	700,000		834,721
Cleveland-Cliffs, Gtd. Notes		5.88	6/1/2027	520,000		540,150
Dell International, Gtd. Notes		7.13	6/15/2024	602,000	[b]	625,839
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	620,000	[b]	501,425
Digital Euro Finco, Gtd. Notes	EUR	1.13	4/9/2028	567,000		722,877
Fidelity National Information Services, Sr. Unscd. Notes	EUR	0.63	12/3/2025	201,000		250,721
Ford Motor Credit, Sr. Unscd. Notes	GBP	2.75	6/14/2024	476,000		652,452
Ford Motor Credit, Sr. Unscd. Notes		3.37	11/17/2023	400,000		407,528
General Electric, Sr. Unscd. Notes	GBP	6.44	11/15/2022	7,700		11,183
IQVIA, Gtd. Notes	EUR	2.88	6/15/2028	622,000		779,398

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 85.8% (continued)
United States - 15.0% (continued)
Iron Mountain, Gtd. Notes		4.50	2/15/2031	388,000	[b]	397,246
JPMorgan Chase & Co., Sr. Unscd. Notes		2.08	4/22/2026	1,000,000		1,046,427
Laureate Education, Gtd. Notes		8.25	5/1/2025	265,000	[b]	279,575
Level 3 Financing, Gtd. Notes		5.38	1/15/2024	660,000		661,831
Microsoft, Sr. Unscd. Bonds		2.00	8/8/2023	250,000		260,199
Mileage Plus Holdings, Sr. Scd. Notes		6.50	6/20/2027	90,000	[b]	98,550
Netflix, Sr. Unscd. Notes	EUR	3.63	6/15/2030	325,000		479,391
New York Life Global Funding, Scd. Notes		1.70	9/14/2021	270,000		272,468
NextEra Energy Capital Holdings, Gtd. Notes		3.25	4/1/2026	101,000		112,261
PG&E, Sr. Scd. Notes		5.00	7/1/2028	660,000		708,966
Radiate Holdco, Sr. Scd. Notes		4.50	9/15/2026	375,000	[b]	382,639
Refinitiv US Holdings, Sr. Unscd. Notes	EUR	6.88	11/15/2026	150,000		196,833
Sprint, Gtd. Notes		7.88	9/15/2023	260,000		300,625
Sprint Capital, Gtd. Notes		8.75	3/15/2032	228,000		348,498
Tesla, Gtd. Notes		5.30	8/15/2025	801,000	[b]	833,801
T-Mobile USA, Gtd. Notes		6.00	3/1/2023	693,000		694,732
U.S. Treasury Bonds		2.00	2/15/2050	3,350,000		3,484,785
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		1.00	2/15/2046	878,648	[e]	1,186,252
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted		0.75	7/15/2028	596,125	[e]	699,323
U.S. Treasury Separate Trading of Registered Interest and Principal Securities, Bonds		2.88	5/15/2043	2,492,300	[g]	1,681,875
Viatris, Gtd. Notes		2.30	6/22/2027	150,000	[b]	158,692
Windstream Escrow, Sr. Scd. Notes		7.75	8/15/2028	402,000	[b]	407,779
Zayo Group Holdings, Sr. Scd. Notes		4.00	3/1/2027	660,000	[b]	662,722
					25,177,817
Uzbekistan - .8%
Uzbekistan, Sr. Unscd. Notes		4.75	2/20/2024	1,300,000		1,402,232
Vietnam - .1%
Vietnam, Sr. Unscd. Bonds		4.80	11/19/2024	213,000		240,690
Total Bonds and Notes (cost $138,406,655)				144,364,389

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .0%
Put Options - .0%
U.S. Treasury 10 Year Note, Contracts 333 (cost $52,000)	135.00	2/19/2021	8,000,000		10,407
			Shares
Exchange-Traded Funds - 7.5%
United States - 7.5%
iShares iBoxx High Yield Corporate Bond ETF			46,552	[h]	4,048,627
iShares JP Morgan USD Emerging Markets Bond Fund ETF			46,126		5,251,445
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF			122,427		3,388,779
Total Exchange-Traded Funds (cost $12,373,136)			12,688,851
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 21.3%
Registered Investment Companies - 21.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $35,822,761)	0.08		35,822,761	[i]	35,822,761

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $689,928)	0.04		689,928	[i]	689,928
Total Investments (cost $187,344,480)			115.0%	193,576,336
Liabilities, Less Cash and Receivables			(15.0%)	(25,207,448)
Net Assets			100.0%	168,368,888

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

REIT—Real Estate Investment Trust

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

STATEMENT OF INVESTMENTS (Unaudited) (continued)

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

TRY—Turkish Lira

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $22,969,566 or 13.64% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Variable rate security—rate shown is the interest rate in effect at period end.

g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

h Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $674,191 and the value of the collateral was $689,928.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Corporate Bonds	−	85,109,282	−	85,109,282
Exchange-Traded Funds	12,688,851	−	−	12,688,851
Foreign Governmental	−	52,202,872	−	52,202,872
Investment Companies	36,512,689	−	−	36,512,689
U.S. Treasury Securities	−	7,052,235	−	7,052,235
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	482,873	−	482,873
Futures††	31,037	−	−	31,037
Options Purchased	10,407	−	−	10,407
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(3,108,668)	−	(3,108,668)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Short
Euro-Bond	39	3/8/2021	8,404,599[a]	8,388,968	15,631
Long Gilt	14	3/29/2021	2,587,150[a]	2,571,744	15,406
Gross Unrealized Appreciation				31,037

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CIBC World Markets Corp.
New Zealand Dollar	1,993,761	United States Dollar	1,411,583	2/18/2021	21,136
United States Dollar	242,327	New Zealand Dollar	339,878	2/18/2021	(1,910)
United States Dollar	546,148	Japanese Yen	56,127,000	2/18/2021	10,215
Singapore Dollar	2,784,352	United States Dollar	2,058,571	2/18/2021	37,401
Australian Dollar	990,040	United States Dollar	753,484	2/18/2021	3,234
British Pound	875,464	United States Dollar	1,166,003	2/18/2021	33,623
United States Dollar	684,689	British Pound	502,000	2/18/2021	(3,189)
Euro	1,045,979	United States Dollar	1,263,197	2/18/2021	6,670
United States Dollar	729,176	Euro	601,000	2/18/2021	(466)
Citigroup
United States Dollar	216,398	Japanese Yen	22,690,438	2/18/2021	(264)
Australian Dollar	2,270,120	United States Dollar	1,735,296	2/1/2021	(328)
Australian Dollar	2,649,000	United States Dollar	2,068,447	2/18/2021	(43,735)
United States Dollar	1,735,443	Australian Dollar	2,270,120	2/18/2021	320
Japanese Yen	22,690,438	United States Dollar	216,363	2/1/2021	268
Swedish Krona	2,830,000	United States Dollar	339,231	2/18/2021	(498)
HSBC
Euro	230,713	United States Dollar	280,156	2/18/2021	(60)
United States Dollar	4,079,864	Euro	3,365,444	2/18/2021	(5,941)
United States Dollar	3,583,383	South African Rand	57,256,716	2/18/2021	(191,844)
Canadian Dollar	1,062,519	United States Dollar	826,696	2/1/2021	4,214
United States Dollar	1,875,341	British Pound	1,387,996	2/18/2021	(26,594)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC(continued)
Euro	3,365,444	United States Dollar	4,078,397	2/1/2021	5,997
United States Dollar	826,739	Canadian Dollar	1,062,519	2/18/2021	(4,208)
United States Dollar	1,914,209	Australian Dollar	2,518,000	2/18/2021	(10,376)
United States Dollar	111,340	New Zealand Dollar	163,000	2/18/2021	(5,792)
United States Dollar	701,218	Singapore Dollar	938,000	2/18/2021	(4,879)
J.P. Morgan Securities
Mexican Peso	16,417,096	United States Dollar	807,422	2/3/2021	(6,987)
Turkish Lira	617,460	United States Dollar	83,943	2/1/2021	341
Euro	2,156,338	United States Dollar	2,566,841	2/18/2021	51,054
United States Dollar	36,735,605	Euro	30,901,085	2/18/2021	(779,747)
United States Dollar	4,024,269	Norwegian Krone	37,062,031	2/18/2021	(302,664)
United States Dollar	986,214	Czech Koruna	22,113,000	2/18/2021	(44,916)
United States Dollar	706,432	Indian Rupee	52,846,000	2/18/2021	(16,211)
RBS Securities
British Pound	203,848	United States Dollar	268,037	2/18/2021	11,290
United States Dollar	416,001	British Pound	312,858	2/18/2021	(12,700)
Euro	729,451	United States Dollar	877,327	2/18/2021	8,261
United States Dollar	849,422	Euro	694,893	2/18/2021	5,790
Japanese Yen	279,754,017	United States Dollar	2,690,126	2/18/2021	(18,871)
New Zealand Dollar	810,138	United States Dollar	575,698	2/18/2021	6,468
State Street Bank and Trust Company
South African Rand	57,256,716	United States Dollar	3,739,063	2/18/2021	36,164
United States Dollar	1,022,761	Czech Koruna	22,996,000	2/18/2021	(49,544)
Euro	935,762	United States Dollar	1,123,979	2/18/2021	12,080
United States Dollar	3,270,412	Euro	2,715,462	2/18/2021	(26,285)
United States Dollar	1,382,897	Malaysian Ringgit	5,757,000	2/18/2021	(40,145)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank and Trust Company(continued)
Canadian Dollar	2,782,221	United States Dollar	2,118,622	2/18/2021	57,224
United States Dollar	2,148,698	Canadian Dollar	2,819,313	2/18/2021	(56,156)
Philippine Peso	58,267,000	United States Dollar	1,211,493	2/18/2021	379
United States Dollar	1,204,311	Philippine Peso	58,267,000	2/18/2021	(7,561)
Mexican Peso	1,882,975	United States Dollar	89,830	2/18/2021	1,839
Swedish Krona	11,302,000	United States Dollar	1,352,743	2/18/2021	35
Indian Rupee	204,720,000	United States Dollar	2,739,237	2/18/2021	60,207
United States Dollar	1,941,194	Indian Rupee	143,507,000	2/18/2021	(21,193)
Indonesian Rupiah	19,538,430,000	United States Dollar	1,377,198	2/18/2021	13,103
United States Dollar	1,363,083	Indonesian Rupiah	19,538,430,000	2/18/2021	(27,218)
United States Dollar	2,235,111	Japanese Yen	232,672,000	2/18/2021	13,423
United States Dollar	3,518,544	New Zealand Dollar	5,230,260	2/18/2021	(239,927)
Australian Dollar	982,036	United States Dollar	720,903	2/18/2021	29,697
United States Dollar	4,102,086	Australian Dollar	5,686,737	2/18/2021	(244,462)
British Pound	284,844	United States Dollar	381,053	2/18/2021	9,261
United States Dollar	5,297,366	British Pound	3,868,764	2/18/2021	(3,904)
British Pound	3,435,203	United States Dollar	4,720,436	2/1/2021	(13,634)
United States Dollar	1,380,849	Singapore Dollar	1,846,352	2/18/2021	(9,026)
UBS Securities
United States Dollar	241,315	Euro	198,000	2/18/2021	934
Czech Koruna	7,018,090	United States Dollar	327,585	2/1/2021	(346)
United States Dollar	1,389,565	Japanese Yen	144,165,000	2/18/2021	12,993
Czech Koruna	11,705,317	United States Dollar	516,914	2/18/2021	28,906
United States Dollar	327,600	Czech Koruna	7,018,090	2/18/2021	346
United States Dollar	18,447,895	British Pound	14,108,889	2/18/2021	(885,160)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
UBS Securities(continued)
New Zealand Dollar	242,611	United States Dollar	176,267	2/18/2021	(1,927)
Gross Unrealized Appreciation					482,873
Gross Unrealized Depreciation					(3,108,668)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2021, accumulated net unrealized appreciation on investments was $6,231,856, consisting of $7,352,172 gross unrealized appreciation and $1,120,316 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.